Document And Entity Information	Oct. 22, 2026
Document Information [Line Items]
Entity, Registrant Name	SIERRA BANCORP
Document, Type	8-K
Document, Period End Date	Oct. 22, 2026
Entity, Incorporation, State or Country Code	CA
Entity, File Number	000-33063
Entity, Tax Identification Number	33-0937517
Entity, Address, Address Line One	86 North Main Street
Entity, Address, City or Town	Porterville
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	93257
City Area Code	559
Local Phone Number	782-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BSRR
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001130144